7. Restricted cash (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfRestrictedCashLineItems [Line Items]
Current	R$ 133,391	R$ 0
Noncurrent	688,741	268,047
Deposits In Guarantee Of Letter Of Credit [Member]
DisclosureOfRestrictedCashLineItems [Line Items]
Restricted cash and cash equivalents	100,394	60,423
Escrow Deposits [Member]
DisclosureOfRestrictedCashLineItems [Line Items]
Restricted cash and cash equivalents	72,089	71,110
Escrow Deposits - Leases [Member]
DisclosureOfRestrictedCashLineItems [Line Items]
Restricted cash and cash equivalents	102,880	116,131
Escrow deposits for hedge margin [Member]
DisclosureOfRestrictedCashLineItems [Line Items]
Restricted cash and cash equivalents	433,322	0
Other Deposits [Member]
DisclosureOfRestrictedCashLineItems [Line Items]
Restricted cash and cash equivalents	R$ 113,447	R$ 20,383